Other Non-Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other Non-Current Assets [Abstract]
Rental deposits	$ 1,384	8,591	7,460
Non-current portion of prepayments to suppliers and other business related expenses	766	4,751	5,218
Total	$ 2,150	13,342	12,678